Vessel Revenue and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 62,513	$ 48,230
Spot Charters [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	0	17,139
Time Charters [Member]
Disaggregation by Revenue Source [Abstract]
Vessel revenues, net of commissions	$ 62,513	$ 31,091